Capital and financing transactions (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	April 30, 2025		April 30, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,245,527,961	$22,136	1,222,127,412	$20,599
Issued in relation to share-based payments, net	21,402	2	57,036	4
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	7,385,149	463
Outstanding at end of period	1,245,549,363	$22,138	1,229,569,597	$21,066

	For the six months ended
	April 30, 2025		April 30, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,244,435,686	$22,054	1,214,044,420	$20,109
Issued in relation to share-based payments, net	1,113,677	84	115,078	8
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	15,410,099	949
Outstanding at end of period	1,245,549,363	$22,138	1,229,569,597	$21,066
(1)
Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.